Note 7 - Other Assets (Details) - Components of Other Assets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Components of Other Assets [Abstract]
Financing fееs, accumulatеd amortization	$ 353	$ 3,598